CAPITAL INCOME BUILDER, INC.
            333 South Hope Street, Los Angeles, California  90071
                            Telephone  (213) 486-9200


                                             January 5, 2005



Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: CAPITAL INCOME BUILDER, Inc.
     File Nos.  811-5085
                2-12967

Ladies/Gentlemen:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on 12/30/04 of Registrant's Post-Effective Amendment No. 23 under the Securities Act of 1933 and Amendment No. 25 under the Investment Company Act of 1940.

                                             Sincerely,



                                             /s/ Vincent P. Corti
                                             Vincent P. Corti
                                             Secretary



cc:   Laura Hatch